23. Provision for legal and administrative proceedings (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Provision for legal and administrative proceedings [line items]
Total	R$ 18,147,562	R$ 18,395,727
Civil [member]
Provision for legal and administrative proceedings [line items]
Total	1,101,332	1,032,637
Civil [member] | Consumer lawsuits [member]
Provision for legal and administrative proceedings [line items]
Total	220,347	374,860
Civil [member] | ANATEL [member]
Provision for legal and administrative proceedings [line items]
Total	223,066	220,526
Civil [member] | Consumer Protection Agencies [member]
Provision for legal and administrative proceedings [line items]
Total	160,279	32,847
Civil [member] | Former Trade Partners [member]
Provision for legal and administrative proceedings [line items]
Total	193,529	180,226
Civil [member] | Social And Environmental, And Infrastructure [member]
Provision for legal and administrative proceedings [line items]
Total	154,187	125,201
Civil [member] | Other [member]
Provision for legal and administrative proceedings [line items]
Total	R$ 149,924	R$ 98,977